SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C 20549


                                    Form N-1A

                   REGISTRATION STATEMENT (NO. 2-29601) UNDER
                           THE SECURITIES ACT OF 1933

                           Pre-Effective Amendment No.
                         Post-Effective Amendment No. 52

                                       and

                     REGISTRATION STATEMENT (811-1685) UNDER
                       THE INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 54

                           VANGUARD/MORGAN GROWTH FUND
               (Exact Name of Registrant as Specified in Charter)

                  Post Office Box 2600, Valley Forge, PA 19482
                     (Address of Principal Executive Office)

          It is proposed that this filing become effective: On June 30, 1998 pursuant to paragraph (b) of Rule 485.

       Approximate Date of Proposed Public Offering As soon as practicable after this Registration Statement becomes effective.

We have elected to register an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940. We filed our Rule 24f-2 Notice for the year ended December 31, 1997 on March 30, 1998.


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VANGUARD ADMIRAL FUNDS                       VANGUARD/PRIMECAP FUND
VANGUARD ASSET ALLOCATION FUND               VANGUARD SELECTED VALUE PORTFOLIO
VANGUARD BOND INDEX FUND                     VANGUARD SPECIALIZED PORTFOLIOS
VANGUARD CONVERTIBLE SECURITIES FUND         VANGUARD STAR FUND
VANGUARD EQUITY INCOME FUND                  VANGUARD TAX-MANAGED FUND
VANGUARD EXPLORER FUND                       VANGUARD/TRUSTEES' EQUITY FUND
VANGUARD FIXED INCOME SECURITIES FUND        VANGUARD VARIABLE INSURANCE FUND
VANGUARD GROWTH AND INCOME PORTFOLIO         VANGUARD/WELLESLEY INCOME FUND
VANGUARD HORIZON FUND                        VANGUARD/WELLINGTON FUND
VANGUARD MONEY MARKET RESERVES               VANGUARD/WINDSOR FUND
VANGUARD/MORGAN GROWTH FUND                  VANGUARD/WINDSOR II
VANGUARD PREFERRED STOCK FUND                VANGUARD WORLD FUND



                             PROSPECTUS SUPPLEMENT
                                  JUNE 30, 1998

The above funds have been reorganized into Delaware business trusts. Previously, all were Maryland corporations except for Preferred Stock Fund, which was a Pennsylvania common law trust. The fund reorganizations were approved by shareholders at special meetings held May 1, May 29, and June 30, 1998. Please note that the funds' investment objectives, policies, and managers,remain the same.

                                                                          PSDBT1





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                                INDEX TO EXHIBITS

Declaration of Trust..........................................EX-99.B1
ByLaws........................................................EX-99.B2